UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

                      Towd Point Mortgage Trust 2020-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001814233
Central Index Key Number of underwriter (if applicable): N/A

                                Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits
99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
	Schedule 1 –	Executive Summary/Narrative
	Schedule 2A –	Cure Tracker (Group 1)
	Schedule 2B –	Cure Tracker (Group 1)
	Schedule 3 –	Data Compare (Group 1)
	Schedule 4 –	Data Extract (Group 1)
	Schedule 5 –	Loan Level (Group 1)
	Schedule 6 –	Modification (Group 1)
	Schedule 7 –	Pay History
	Schedule 8 –	Servicing Comments
	Schedule 9 –	Modification (Group 2)
	Schedule 10 –	Loan Level (Group 2)
	Schedule 11 –	Data Extract (Group 2)
	Schedule 12 –	Data Compare (Group 2)
	Schedule 13 –	Cure Tracker (Group 2)
	Schedule 14 –	Tax and Title

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Custom Upload
	Schedule 4 –	Tape Compare
	Schedule 5 –	Pay History
	Schedule 6 –	Rating Agency QM ATR Data Fields
	Schedule 7 –	RPL Mod Upload
	Schedule 8 –	Servicing Comments

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
	Schedule 1 –	Compliance Summary
	Schedule 2 –	Data Disc
	Schedule 3 –	Exception Report
	Schedule 4 –	Itemized Report
	Schedule 5 –	Pay String Report
	Schedule 6 –	Servicing Comment Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: June 29, 2020
TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
	Schedule 1 –	Executive Summary/Narrative
	Schedule 2A –	Cure Tracker (Group 1)
	Schedule 2B –	Cure Tracker (Group 1)
	Schedule 3 –	Data Compare (Group 1)
	Schedule 4 –	Data Extract (Group 1)
	Schedule 5 –	Loan Level (Group 1)
	Schedule 6 –	Modification (Group 1)
	Schedule 7 –	Pay History
	Schedule 8 –	Servicing Comments
	Schedule 9 –	Modification (Group 2)
	Schedule 10 –	Loan Level (Group 2)
	Schedule 11 –	Data Extract (Group 2)
	Schedule 12 –	Data Compare (Group 2)
	Schedule 13 –	Cure Tracker (Group 2)
	Schedule 14 –	Tax and Title

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Custom Upload
	Schedule 4 –	Tape Compare
	Schedule 5 –	Pay History
	Schedule 6 –	Rating Agency QM ATR Data Fields
	Schedule 7 –	RPL Mod Upload
	Schedule 8 –	Servicing Comments

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
	Schedule 1 –	Compliance Summary
	Schedule 2 –	Data Disc
	Schedule 3 –	Exception Report
	Schedule 4 –	Itemized Report
	Schedule 5 –	Pay String Report
	Schedule 6 –	Servicing Comment Report